Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross	¥ 21,112		¥ 16,932
Less: Accumulated depreciation	(13,106)		(10,578)
Property, equipment and equipment, net	8,006	$ 1,150	6,354
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross	12,478		8,974
Leaseholds improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross	4,873		4,123
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross	2,774		2,848
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, equipment and equipment, gross	¥ 987		¥ 987